Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 28, 2013
Deferred tax assets:
Provision for bad debts	$ 2,247	$ 1,169
Inventory capitalization and allowances	3,617	1,997
Net operating loss and capital loss carryforwards	284,050	220,890
Tax credits	9,834	5,748
Employee compensation and benefits	9,478	10,322
Other, net	49,035	14,456
Total deferred tax assets	358,261	254,582
Valuation allowance	(227,475)	(193,442)
Net deferred tax assets	130,786	61,140
Deferred tax liabilities:
Property, plant and equipment, net	(66,337)	(33,050)
Intangibles	(35,890)	(38,761)
Undistributed earnings	(17,504)	(12,477)
Other, net	(22,488)	(6,530)
Total deferred tax liabilities	(142,219)	(90,818)
Net deferred tax liabilities	$ (11,433)	$ (29,678)